Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (99,982,451)	$ (13,928,624)	¥ (433,464,871)	¥ (145,479,105)